Nature of Business	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

A. Nature of Business

Incorporated on December 30, 2011, Frac Rock International, Inc., a British Virgin Island company (“FRIBVI”), was founded by Bjarte Bruheim, Jon Christopher Boswell, Carlos Fernandez and Craig Murrin. In the early stages of FRIBVI, FRIBVI and its founders worked to establish an oil and gas service company focused on unconventional shale, which was well positioned to bring existing technologies secured through strategic alliances and proprietary technologies to the international markets. This was further secured through an intellectual property acquisition.

On December 11, 2013, pursuant to an Agreement and Plan of Reorganization dated as of September 18, 2013 (the “Merger Agreement”), by and among Vision Global Solutions, Inc. (“Vision”), n/k/a Eco-Stim Energy Solutions, Inc. (“Eco-Stim,” “we” or “us”), FRI Merger Sub, Inc., a newly formed wholly owned Delaware subsidiary of Eco-Stim (“MergerCo”), and FracRock International, Inc., a privately held Delaware corporation (“FRI”), MergerCo merged with and into FRI, resulting in a change of control, with FRI surviving the merger as a wholly owned subsidiary of Eco-Stim (the “Merger”). On November 21, 2013, pursuant to the Merger Agreement, the Vision shareholders approved (1) the merger, (2) a reverse stock split of 480 to 1 for existing Vision shareholders, (3) an increase in the authorized preferred stock of Vision from 5,000,000 shares to 50,000,000 shares and (4) a name change to Eco-Stim Energy Solutions, Inc.

See “Note C-Reverse Merger” for additional information.